Financial Instruments - Commodity Price Risk Management (Details) - Commodity price risk - Swap contract	12 Months Ended
Dec. 31, 2019 $ / MMBTU $ / GJ GJ / d MMBTU / d
AECO Basis Swap, Jan 2020 to Mar 2020
Disclosure of detailed information about hedging instruments [line items]
Natural gas energy per day | MMBTU / d	140,000
Average price of hedging instrument | $ / MMBTU	0.93
AECO Fixed Price Swap, Apr 2020 to Oct 2020
Disclosure of detailed information about hedging instruments [line items]
Natural gas energy per day | GJ / d	102,500
Average price of hedging instrument | $ / GJ	1.51